Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2014
Other Liabilities Disclosure [Abstract]
Accrued Expenses and Other Current Liabilities

NOTE 6 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following (in millions):

	June 30,	December 31,
	2014	2013
Rebates, credits and discounts due to customers	$16.3	$13.8
Insurance	8.0	7.9
Taxes payable	8.0	9.4
Bonuses	5.3	5.5
Vacation pay	4.0	4.3
Salaries and wages	2.6	3.2
Restructuring reserves	2.3	1.4
Employee benefit plans	2.1	3.7
Professional fees	0.7	1.5
Accrued litigation	0.7	1.5
Environmental	0.5	1.0
Other	5.7	5.5

	$56.2	$58.7